Stockholders' Equity (Deficiency) - (Textual 4) (Detail) - USD ($)	3 Months Ended						9 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Stockholders' equity (deficiency) (Textual)
Number of stock options outstanding	778,750						778,750	288,183
Stock option recognized as additional paid in capital	$ 96,191	$ 159,852	$ 50,985	$ 99,735	$ 122,751	$ 132,902		$ 426,029	$ 495,925
Warrant [Member]
Stockholders' equity (deficiency) (Textual)
Stock option recognized as additional paid in capital								$ 0
Warrant, description								I) As part of the financing completed by the Company on September 22, 2017, the Company issued the 2018 Investor Warrants and the 2018 Agent Warrants. The 2018 Investor Warrants are exercisable at $12.50 until September 22, 2022 and the 2018 Agent Warrants are exercisable at $12.50 until September 20, 2022.
Former President And Chief Operating Officer [Member]
Stockholders' equity (deficiency) (Textual)
Stock option modification, description									A total of 6,670 options had their vesting accelerated such that they became fully vested on December 22, 2018, resulting in additional stock option expense of $93,777. In addition, a total of 21,860 options were modified such that their remaining exercise period was increased from one year to three years, resulting in additional stock option expense of $28,561.
Share-based payment award, accelerated vesting, number of shares									6,670
Share-based payment arrangement, accelerated cost									$ 93,777
Share-based payment award, modified remaining exercise period, number of shares									21,860
Share-based payment award, Modified remaining exercise period, additional cost									$ 28,561
Former Chairman [Member]
Stockholders' equity (deficiency) (Textual)
Stock option modification, description									A total of 1,500 options had their vesting accelerated such that they became fully vested on June 2, 2019, resulting in additional stock option expense of $679. In addition, a total of 4,500 (including the 1,500 whose vesting was accelerated) options were modified such that their remaining exercise period was increased from 90 days to one year, resulting in additional stock option expense of $2,182.
Share-based payment award, accelerated vesting, number of shares									1,500
Share-based payment arrangement, accelerated cost									$ 679
Share-based payment award, modified remaining exercise period, number of shares									4,500
Share-based payment award, Modified remaining exercise period, additional cost									$ 2,182
Stock options [Member]
Stockholders' equity (deficiency) (Textual)
Number of stock options outstanding	778,750						778,750	288,183	262,683	112,085
Aggregate intrinsic value of stock options outstanding	$ 0			0			$ 0	$ 0	$ 0
Aggregate intrinsic value of stock options exercisable	0			$ 0			0	$ 0
Weighted average contractual term								8 years 9 months 11 days	8 years 9 months 22 days
Aggregate intrinsic value of unvested stock options								$ 0	$ 0
Unrecognized compensation expense	$ 96,061						$ 96,061	$ 164,329
Unrecognized compensation expense, term							2 years 5 months 5 days	2 years 4 months 24 days
Stock options [Member] | CA$ $20.00 Exercise Price [Member]
Stockholders' equity (deficiency) (Textual)
Number of stock options outstanding	2,500						2,500	2,500
Stock options [Member] | $15.27 US$ Exercise Price [Member]
Stockholders' equity (deficiency) (Textual)
Number of stock options outstanding								2,500